1. Operations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
SummaryOfOperationsLineItems [Line Items]
Municipalities	372		369
Signed Contracts
SummaryOfOperationsLineItems [Line Items]
Municipalities	325	[1]	307
Intangible and contract assets	R$ 35,990,087		R$ 29,187,524
Percentage of intangible and contract assets	90.10%		80.14%
Gross revenue (except construction revenue)	R$ 13,700,777		R$ 11,297,242
Percentage of gross revenue (except construction revenue)	84.92%		79.26%
Contracts Under Negotiation
SummaryOfOperationsLineItems [Line Items]
Municipalities	21		35
Intangible and contract assets	R$ 1,637,878		R$ 4,485,203
Percentage of intangible and contract assets	4.10%		12.32%
Gross revenue (except construction revenue)	R$ 451,603		R$ 858,277
Percentage of gross revenue (except construction revenue)	2.80%		6.02%
Concession Agreements Due by 2030
SummaryOfOperationsLineItems [Line Items]
Municipalities	27		31
Intangible and contract assets	R$ 1,181,172		R$ 1,917,142
Percentage of intangible and contract assets	2.96%		5.26%
Gross revenue (except construction revenue)	R$ 588,628		R$ 980,679
Percentage of gross revenue (except construction revenue)	3.65%		6.88%
São Paulo
SummaryOfOperationsLineItems [Line Items]
Percentage of intangible and contract assets	43.37%		46.97%
Percentage of gross revenue (except construction revenue)	44.48%		47.05%

[1]	Includes the municipality of Tapiratiba, which signed a contract in October 2019, to begin operating in April 2020.